Fixed Assets	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Fixed Assets	FIXED ASSETS

(dollars in millions)	Estimated Useful Lives	2019	2018
Land		$447	$425
Buildings and improvements	12-40 years	6,673	6,486
Machinery, tools and equipment	3-20 years	16,353	15,119
Other, including assets under construction		2,213	2,054
		25,686	24,084
Accumulated depreciation		(12,931)	(11,787)
		$12,755	$12,297
Depreciation expense is recorded predominantly utilizing the straight-line method and was $1,506 million in 2019, $1,240 million in 2018 and $1,178 million in 2017.